Segment information (Detail) - Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Total assets	$ 1,086,352
Total liabilities	133,211
Europe [Member]
Statement Line Items [Line Items]
Total assets	501,700	$ 526,567
Total liabilities	6,244	12,725
Africa [Member]
Statement Line Items [Line Items]
Total assets	472,411	552,084
Total liabilities	117,394	139,878
North America [Member]
Statement Line Items [Line Items]
Total assets	112,241	160,175
Total liabilities	9,573	23,764
Total [Member]
Statement Line Items [Line Items]
Total assets	1,086,352	1,238,826
Total liabilities	$ 133,211	$ 176,367